SEGMENT - Group's reportable segment results (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
SEGMENT
Total revenues	¥ 10,156	$ 1,428	¥ 9,437
Operating costs and expenses	10,631	1,496	9,742
Income (loss) from operations	(200)	(29)	126
Net (loss) income attributable to H World Group Limited	(1,697)	(240)	(7)
Income tax expense (benefit)	4	1	(3)
Interest income	60	8	64
Interest expense	292	$ 41	313
Depreciation and amortization	1,096		1,082
EBITDA	(365)		1,321
Legacy Huazhu
SEGMENT
Total revenues	7,899		8,471
Operating costs and expenses	8,023		7,736
Income (loss) from operations	54		830
Net (loss) income attributable to H World Group Limited	(1,336)		571
Income tax expense (benefit)	36		213
Interest income	60		64
Interest expense	194		226
Depreciation and amortization	917		903
EBITDA	(249)		1,849
Legacy DH
SEGMENT
Total revenues	2,257		966
Operating costs and expenses	2,608		2,006
Income (loss) from operations	(254)		(704)
Net (loss) income attributable to H World Group Limited	(361)		(578)
Income tax expense (benefit)	(32)		(216)
Interest expense	98		87
Depreciation and amortization	179		179
EBITDA	¥ (116)		¥ (528)